Statements of Comprehensive Income - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Financial Statements, Captions [Line Items]
Loss for the year	kr (436,511)	kr (32,578)
Other comprehensive income/(loss) for the year	(8,137)	(11)
Total comprehensive loss for the year	(444,648)	(32,589)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Loss for the year	(407,363)	(36,186)
Other comprehensive income/(loss) for the year	0
Total comprehensive loss for the year	kr (407,363)	kr (36,186)